Shareholder Report, Line Graph (Details) - USD ($)			2 Months Ended	12 Months Ended		14 Months Ended	24 Months Ended	26 Months Ended	36 Months Ended	38 Months Ended	48 Months Ended	50 Months Ended	60 Months Ended	62 Months Ended	72 Months Ended	74 Months Ended	84 Months Ended	86 Months Ended	96 Months Ended	98 Months Ended	108 Months Ended	110 Months Ended	120 Months Ended
	Jun. 27, 2017	Aug. 31, 2016	Aug. 31, 2017	Aug. 31, 2026	Aug. 31, 2017	Aug. 31, 2018	Aug. 31, 2018	Aug. 31, 2019	Aug. 31, 2019	Aug. 31, 2020	Aug. 31, 2020	Aug. 31, 2021	Aug. 31, 2021	Aug. 31, 2022	Aug. 31, 2022	Aug. 31, 2023	Aug. 31, 2023	Aug. 31, 2024	Aug. 31, 2024	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2026	Aug. 31, 2026
PGIM Muni High Income Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name				Class A with sales charges
Accumulated Value		$ 9,674.78			$ 9,754.30		$ 10,025.77		$ 10,873.15		$ 10,985.02		$ 11,860.11		$ 10,473.01		$ 10,567.62		$ 11,660.08		$ 11,511.35		$ 12,162.88
PGIM Muni High Income Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name				Class C with sales charges
Accumulated Value		10,000.00			10,000.06		10,201.01		10,980.88		11,010.68		11,796.40		10,335.76		10,347.48		11,324.96		11,088.37		11,616.54
PGIM Muni High Income Fund - Class Z
Account Value [Line Items]
Line Graph and Table Measure Name				Class Z
Accumulated Value		10,000.00			10,111.50		10,407.78		11,312.83		11,454.78		12,395.92		10,967.82		11,092.10		12,280.69		12,151.20		12,855.93
PGIM Muni High Income Fund - Class R6
Account Value [Line Items]
Line Graph and Table Measure Name				Class R6
Accumulated Value	$ 10,000.00		$ 10,149.24			$ 10,472.52		$ 11,387.03		$ 11,536.05		$ 12,494.16		$ 11,066.25		$ 11,202.08		$ 12,412.73		$ 12,293.39		$ 13,016.09
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index
Accumulated Value	10,000	10,000	10,157.676710418218		10,088.347639308688	10,207.21231412696	10,137.545148245375	11,097.283390745493	11,021.541233237116	11,456.329307123086	11,378.13655775421	11,845.375659537183	11,764.52755668538	10,822.831727188022	10,748.962781383598	11,007.282082576898	10,932.154209936201	11,677.495312416722	11,597.793041319099	11,686.478001116713	11,606.714420579801	12,167.880347084198	12,084.831056790284
Bloomberg Municipal High Yield Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal High Yield Bond Index
Accumulated Value	10,000	10,000	10,204.367802383455		10,225.11210763192	10,838.057163317617	10,860.089686101013	11,900.76973566162	11,924.96263078939	12,015.335043852348	12,039.760837065527	13,478.131153377366	13,505.530642717531	12,121.844978779456	12,146.487294431352	12,185.094576009107	12,209.86547081232	13,693.239453356553	13,721.076233112217	13,488.573303821024	13,515.994020851173	14,387.194939943118	14,416.442451330706
Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name				Bloomberg Municipal Bond Index (50%) / Bloomberg Municipal High Yield Bond Index (50%)
Accumulated Value	$ 10,000	$ 10,000	$ 10,180.98451291586		$ 10,157.70290735795	$ 10,518.478415915031	$ 10,494.425038244333	$ 11,492.941708537193	$ 11,466.659954035085	$ 11,745.33898766987	$ 11,718.48005775912	$ 12,650.421964466155	$ 12,621.493314791443	$ 11,468.196628381002	$ 11,441.97146027238	$ 11,597.720172846548	$ 11,571.198813729201	$ 12,664.434500884798	$ 12,635.473807713188	$ 12,574.721705423626	$ 12,545.966165095022	$ 13,251.830106200327	$ 13,221.526172326205